EQUITY METHOD INVESTMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)
EQUITY METHOD INVESTMENT
Equity Method Investments		$ 3,597	¥ 24,730
Equity method investment, ownership percentage		100.00%	100.00%
Xin Feng Hou
EQUITY METHOD INVESTMENT
Gain (loss) from equity method investments	¥ 230
Gold Master | Xin Feng Hou
EQUITY METHOD INVESTMENT
Equity Method Investments				¥ 24,500
Equity method investment, ownership percentage				49.00%
Pan Hou | Da Xiang Shun Yi
EQUITY METHOD INVESTMENT
Controlling interest, percentage of ownership held				51.00%